Summary of Significant Accounting Policies - Disaggregated revenues (Details) $ in Thousands	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Nov. 12, 2020 USD ($)	Dec. 31, 2021 USD ($) item
Disaggregation of Revenue [Line Items]
Number of primary categories				4			3
Revenues	$ 377	$ 409	$ 554	$ 2,579	$ 1,680	$ 4,132	$ 2,977
Advance from customers	709	1,124		1,124			803
Sales of EVs
Disaggregation of Revenue [Line Items]
Revenues	235		183	788	796	2,690	1,750
Lease of EVs
Disaggregation of Revenue [Line Items]
Revenues	92	135	158	410	458	492	586
Sales of forklifts
Disaggregation of Revenue [Line Items]
Revenues		134		875
Others
Disaggregation of Revenue [Line Items]
Revenues	$ 50	140	213	506	426	$ 950	$ 641
Sale of Kits
Disaggregation of Revenue [Line Items]
Revenues		$ 0	$ 0	$ 0	$ 0